IVY FUND

                                  IVY BOND FUND
                                 IVY GROWTH FUND
                           IVY GROWTH WITH INCOME FUND
                           IVY US EMERGING GROWTH FUND

                         SUPPLEMENT DATED AUGUST 3, 1998
                       TO PROSPECTUS DATED APRIL 30, 1998


                                                         *

         The following paragraph is added to the "Portfolio Management" section on page 13:

- Paul P. Baran is a Senior Vice President of IMI, and has been a portfolio manager for Ivy Growth Fund and Ivy Growth with Income Fund since 1998. Prior to joining the organization in 1998, Mr. Baran was Senior Vice President/Chief Investment Officer of Central Fidelity National Bank. He has 24 years of professional investment experience and is a Certified Financial Analyst. He has an MBA from Wayne State University.


                                                         *
















                               [LOGO]IVY MACKENZIE
                        IVY FUNDS A Growing Global Force

                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                 1-800-456-5111


161USXX0898







                                    IVY FUND

                                  IVY BOND FUND
                                 IVY GROWTH FUND
                           IVY GROWTH WITH INCOME FUND
                           IVY US EMERGING GROWTH FUND


                              ADVISOR CLASS SHARES


                         SUPPLEMENT DATED AUGUST 3, 1998
                       TO PROSPECTUS DATED APRIL 30, 1998


                                                         *

         The following paragraph is added to the "Portfolio Management" section on page 7:

- Paul P. Baran is a Senior Vice President of IMI, and has been a portfolio manager for Ivy Growth Fund and Ivy Growth with Income Fund since 1998. Prior to joining the organization in 1998, Mr. Baran was Senior Vice President/Chief Investment Office of Central Fidelity National Bank. He has 24 years of professional investment experience and is a Certified Financial Analyst. He has an MBA from Wayne State University.


                                                         *











                               [LOGO]IVY MACKENZIE
                        IVY FUNDS A Growing Global Force

                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                 1-800-456-5111


161USAC0898